Commitments and Contingencies (Details 2) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
For the six months ended June 30, 2021	$ 214,272
For the twelve months ended June 30, 2022	165,017
For the twelve months ended June 30, 2023	38,840
For the twelve months ended June 30, 2024 and thereafter	33,232
Total lease payments	451,361
Less: imputed interest	(18,412)
Present value of lease liabilities	$ 432,949	$ 625,357